Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Accounting Policies [Line Items]
Sustainability threshold for uncertain tax position		50.00%
Cumulative probability threshold for realization of income tax benefits		50.00%
Significant assets held for sale		$ 0	$ 0
Employees average service period to grant awards		3 years
Advertising expenses		$ 18,000,000	$ 14,000,000	$ 12,000,000
Debt securities		0
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022
Increase in convertible debt	$ 107,000,000
Convertible debt	1,500,000,000
Unamortized debt issuance cost	6,000,000
Decrease in long term deferred tax liabilities	15,000,000	$ 22,000,000
Total decrease in equity	92,000,000
Decrease in additional paid in capital	117,000,000
Increase in retained earnings	$ 25,000,000
Dilutive effect of convertible bonds underlying number of shares	33,825,000
French [Member] | Research tax credits [Member]
Summary Of Accounting Policies [Line Items]
Tax credit carryforward expiration term		3 years
Leases [Member]
Summary Of Accounting Policies [Line Items]
Operating and financing option to extend		true
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Revenue recognition expected payment terms		30 days
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Revenue recognition expected payment terms		90 days
Maximum [Member] | Leases [Member]
Summary Of Accounting Policies [Line Items]
Short term lease payments excluding capitalization amount		$ 5,000
Trademarks and Licenses [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets		3 years
Trademarks and Licenses [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets		8 years
Purchased and Internally Developed Software [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets		4 years